Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

There have been no material changes to the Company’s significant accounting policies since those included in the audited consolidated financial statements of the Company for the year ended December 31, 2025, except as disclosed in this Note.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amount of expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates and assumptions reflected in the condensed consolidated financial statements relate to and include, but are not limited to, the fair value of derivative liabilities, accrued liabilities that are measured based on progress toward completion of research and development projects, and the grant date fair value of stock options granted to employees, consultants and directors, and the resulting stock-based compensation expense, calculated using the Black-Scholes option-pricing model.

Future events and their effects cannot be predicted with certainty; accordingly, accounting estimates require the exercise of judgment. Accounting estimates used in the preparation of these condensed consolidated financial statements change as new events occur, as more experience is acquired, as additional information is obtained and as the operating environment changes.

Warrants

The Company accounts for its warrants in accordance with the guidance in Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 815-40-15. This guidance provides that if the warrants do not meet the criteria for equity treatment, the warrants must be recorded as an asset or a liability. Currently, the Company has no warrants that are liability classified. The Company estimates the fair value of warrants using a Black-Scholes valuation model, which requires the use of multiple subjective inputs including estimated future volatility, risk-free rate and the expected terms of the warrant.

Net Loss per Share

Basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period. Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same as basic net loss per share due to the fact that when a net loss exists, all potentially dilutive securities are anti-dilutive. For the three and six months ended June 30, 2026 and 2025, the Company’s anti-dilutive securities included warrants to purchase an aggregate of 2,461,381 and 2,583,169 shares of common stock, respectively. In addition, the Company had 1,532,929 stock options outstanding for the purchase of the Company’s common stock, which were anti-dilutive for the three and six months ended June 30, 2026. No options were outstanding during the three and six months ended June 30, 2025.

Stock-Based Compensation

The Company has a stock-based compensation plan, which is described in detail in Note 9 and Note 11, and records all stock-based payments, including grants of employee share options, at their fair values. The Company accounts for stock-based compensation instruments in accordance with the guidance promulgated under ASC 718, Compensation - Stock Compensation. The fair value of share options granted to employees and non-employees is estimated at the date of grant using the Black-Scholes option pricing model. The Company recognizes stock-based compensation expense over the requisite service period of the individual grants, which equals the vesting period, using the straight-line method or, in the case of performance based awards, based upon the terms of the performance conditions. Forfeitures, if any, are recorded as they occur. Any consideration paid by employees upon exercising share options are credited to common stock in the amount of the par value, with the remainder credited to additional paid-in capital. The Black-Scholes option pricing model used by the Company to calculate option values was developed to estimate fair value.

A change in the terms or conditions of an award is accounted for as a modification unless the fair value, the vesting conditions, and the classification of the award are the same immediately before and after the change. Modification accounting is applied only to the award, or the portion of an award, whose terms or conditions were changed. For a modified award, the Company recognizes any excess of the fair value of the modified award over the fair value of the original award immediately before the modification, with both amounts measured at the modification date, in addition to the unrecognized grant-date fair value of the original award. If it is not probable that the original award would have vested under its original terms and the modified award is expected to vest, the Company instead recognizes the fair value of the modified award measured at the modification date over the vesting period of the modified award.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates and assumptions reflected in the consolidated financial statements relate to and include, but are not limited to, the fair value of derivative liabilities, the fair value of stock issued in exchange for services, accrued liabilities that are measured based on progress toward completion of research and development projects, and the grant date fair value of stock options granted to employees, consultants and directors, and the resulting stock-based compensation expense, calculated using the Black-Scholes option-pricing model.

Future events and their effects cannot be predicted with certainty; accordingly, accounting estimates require the exercise of judgment. Accounting estimates used in the preparation of these consolidated financial statements change as new events occur, as more experience is acquired, as additional information is obtained and as the operating environment changes.

Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as a single segment, which seeks to develop and commercialize products by utilizing novel technology that enhances the delivery of drugs and other compounds to the brain and other tissues for a variety of indications. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The CODM, who is the Company’s chief executive officer, utilizes the Company’s financial information on an aggregate basis for purposes of making operating decisions, allocating resources and assessing financial performance, as well as for making strategic operations decisions and managing the organization. The CODM is not regularly provided with disaggregated actual expense information, other than the actual expense information included in the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets. The Company has not yet generated any revenue from product sales.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less on the date of purchase to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these items.

Currently, all cash is deposited in two financial institutions. The balances are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to certain limits. In the event there is cash in the banks, it may, at times, exceed FDIC insurable limits. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial position.

Prepaid Expenses

Prepaid expenses consist primarily of research and development costs paid in advance of the performance of activities, professional fee retainers and insurance premiums paid at policy inception.

Deferred Equity Issuance Costs

Deferred equity issuance costs represent amounts paid for legal, accounting, consulting, and other offering expenses in conjunction with an anticipated future raise of additional capital. These costs are netted against additional paid-in capital as a cost of the equity issuance upon closing of the respective equity placement.

As of December 31, 2024, there were $193,876 of deferred equity issuance costs on the consolidated balance sheet. During the year ended December 31, 2025, $193,876 of deferred equity issuance costs were netted against additional paid-in capital as a result of an equity financing during 2025, and accordingly, no deferred equity issuance costs remain on the consolidated balance sheet as of December 31, 2025.

Derivative Liability

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company analyzes all financial instruments, including its convertible debt under the FASB ASC Topic No. 815, Derivatives and Hedging (“ASC 815”), to determine if such instruments contain features that qualify as embedded derivatives. The accounting treatment of derivative financial instruments requires that the Company record bifurcated embedded conversion features and any related freestanding instruments at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any increase or decrease in the fair value would be recorded in the results of operations within other income/expense as change in fair value of derivative liabilities. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period.

Upon conversion or repayment of a debt or equity instrument in exchange for equity shares, where the embedded conversion feature has been bifurcated and accounted for as a derivative liability (generally convertible debt), the Company would record the equity shares at fair value on the date of conversion, relieve the carrying value of all related debt, derivative liabilities (after marking them to fair value), and unamortized debt discounts, and recognize a net gain or loss on debt extinguishment, if any.

Accrued Expense

Accrued expenses consist primarily of research and development, legal, accounting, consulting and license-related fees.

Warrants

The Company accounts for its warrants in accordance with the guidance in ASC 815-40-15. This guidance provides that if the warrants do not meet the criteria for equity treatment, the warrants must be recorded as an asset or a liability. The Company estimates the fair value of warrants using a Black-Scholes valuation model, which requires the use of multiple subjective inputs including estimated future volatility, risk free rate and the expected terms of the warrant.

Research and Development

Research and development expenses include direct costs associated with both pre-clinical and clinical activities and will, in future periods, include costs associated with the Company’s clinical trials including CRO fees, direct CMO costs for additional manufacture and packaging of trial material, as well as investigator and patient related costs at sites at which the Company’s clinical trials will be conducted. Direct costs associated with the Company’s CROs and CMOs are generally payable on a time and materials basis, or when milestones are achieved. The invoicing from third-party vendors can be for work performed on a time and material basis or reflecting milestones outlined in the initial contract for services and may not reflect actual work performed as of a specific measurement date. The Company records expenses for its pre-clinical and clinical activities performed by third parties based upon estimates of the percentage of work completed of the total work over the life of the individual study in accordance with agreements established with the third-party vendors. The Company determines the estimates through discussions with development personnel and its third-party vendors as to the progress or stage of completion of trials or services and the agreed upon fee to be paid for such services based on facts and circumstances known to the Company as of each balance sheet date. The actual costs and timing of clinical trials are highly uncertain, subject to risks and may change depending upon a number of factors, including the Company’s clinical development plan. If the actual timing of the performance of services of the level of effort varies from the estimate, the Company will adjust the accrual accordingly. If the receipt of invoices is in advance of estimated work performed, the Company will record a prepaid expense as of the measurement date.

Research and development expenses also include the cost of in-process research and development (“IPR&D”) assets purchased in an asset acquisition transaction. IPR&D assets are expensed unless the assets acquired are deemed to have an alternative future use, provided that the acquired assets did not also include processes or activities that would constitute a business as defined under U.S. GAAP, the technology has not received regulatory approval for marketing and, absent obtaining such approval, has no established alternative future use. Acquired IPR&D payments are immediately expensed in the period in which they are incurred and include upfront payments, as well as subsequent pre-commercial milestone payments. Research and development costs after the acquisition are expensed as incurred. The costs associated with maintaining the patents after the acquisition are the responsibility of the Company and will be expensed as incurred as a general and administrative expense.

Research and development costs are charged to expense as costs are incurred in performing research and development activities. To date, the Company’s research and development costs consist primarily of costs related to obtaining the license to its technology (see Note 11), conducting pre-clinical IND-enabling activities, the manufacture and packaging of clinical trial materials and start-up costs related to the Phase 1 clinical program that is anticipated to begin in 2026. It is anticipated that additional expenses in future periods for both pre-clinical and clinical activities will consist primarily of fees paid to contract research organizations (“CROs”) and to contract manufacturing organizations (“CMOs”).

Income Taxes

Deferred income taxes are provided on temporary differences between financial statement and income tax reporting. Temporary differences are differences between the amounts of assets and liabilities reported for financial statement and income tax purposes.

Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carryforwards. Deferred tax assets are recognized only if it is more likely than not that a tax position will be realized or sustained upon examination by the relevant taxing authority. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.

Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized. Deferred tax liabilities are recognized for temporary differences that will be taxable in future years.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures, which enhanced income tax disclosures that reflect how operations and related tax risks, as well as how tax planning and operational opportunities, affect the tax rate and prospects for future cash flows. This standard was adopted by the Company for its annual reporting beginning January 1, 2025. The adoption of ASU 2023-09 has expanded the Company’s income tax disclosures for the year ended December 31, 2025 and future periods, but had no material impact on income tax benefit or expense or related tax assets or liabilities.

Net Loss per Share

Basic net loss per common share is calculated by dividing net loss by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. For the periods presented, basic and diluted net loss per common share are identical as the Company has incurred losses for both periods. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share because when a net loss exists, potentially dilutive securities are not included in the calculation when the impact is anti-dilutive. The Company has potentially dilutive securities in the form of common stock warrants and stock options issued during the year ended December 31, 2025 and the number of shares available upon conversion of these instruments totals 4,033,838 shares (see Note 3, Note 4 and Note 7).

Fair Value of Financial Instruments

ASC Topic 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

Included in the ASC Topic 820 framework is a three level valuation inputs hierarchy with Level 1 being inputs and transactions that can be effectively fully observed by market participants spanning to Level 3 where estimates are unobservable by market participants outside of the Company and must be estimated using assumptions developed by the Company. The Company discloses the lowest level input significant to each category of asset or liability valued within the scope of ASC Topic 820 and the valuation method as exchange, income or use. The Company uses inputs which are as observable as possible and the methods most applicable to the specific situation of each company or valued item.

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in the interest rates. The Company’s outstanding convertible notes payable issued in 2024 had fixed interest rates. Therefore, the Company was exposed to interest rate risk in that they could not benefit from a decrease in market interest rates. In seeking to minimize the risks from interest rate fluctuations, the Company manages exposure through its normal operating and financing activities.

Stock-based Compensation

The Company has a stock-based compensation plan, which is described in detail in Note 7 and Note 8, and records all stock-based payments, including grants of employee share options, at their fair values. The Company accounts for stock-based compensation instruments in accordance with the guidance promulgated under ASC 718, Compensation - Stock Compensation. The fair value of share options granted to employees and non-employees is estimated at the date of grant using the Black-Scholes option pricing model. The Company recognizes stock-based compensation expense over the requisite service period of the individual grants, which equals the vesting period, using the straight-line method or, in the case of performance based awards, based upon the terms of the performance conditions. Forfeitures, if any, are recorded as they occur. Any consideration paid by employees on exercising share options and the corresponding portion previously credited to contributed surplus are credited to share capital. The Black-Scholes option pricing model used by the Company to calculate option values was developed to estimate fair value.

Recent Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). The standard requires more detailed disclosures about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of ASU 2024-03 or (2) retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the potential impact that adoption of this new standard will have on its consolidated financial statements and related disclosures.

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change.